SUBSEQUENT EVENTS (Details) - USD ($)	1 Months Ended			3 Months Ended		6 Months Ended
	Jul. 31, 2017	Mar. 31, 2017	Feb. 29, 2016	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Subsequent Event [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed						$ 241,900,000
Repayments of Debt						68,531,000
Proceeds From Sale Of Vessels and Equipment						0	$ 48,122,000
Subsequent Event
Subsequent Event [Line Items]
Proceeds From Sale Of Vessels and Equipment				$ 28,900,000
Quintana Shipping Ltd [Domain]
Subsequent Event [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired						11
Noncash or Part Noncash Acquisition, Debt Assumed						285,200,000
Quintana Shipping Ltd [Domain] | Subsequent Event
Subsequent Event [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed	$ 43,300,000
Repayments of Debt	2,900,000
Quintana Shipping Ltd [Domain] | Number of vessels delivered
Subsequent Event [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired						11
Quintana Shipping Ltd [Domain] | Number of vessels acquired
Subsequent Event [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired		$ 14				$ 14
Quintana Shipping Ltd [Domain] | Number of vessels to be delivered | Subsequent Event
Subsequent Event [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired	$ 3
Common Stock
Subsequent Event [Line Items]
Shares issued (in shares)						23,557,800	71,430,612
Common Stock | Private Placement [Member]
Subsequent Event [Line Items]
Shares issued (in shares)			8,607,800		17,800,000
Common Stock | Private Placement [Member] | Quintana Shipping Ltd [Domain] | Subsequent Event
Subsequent Event [Line Items]
Shares issued (in shares)	2,850,000